Law Offices
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, NW, Suite 500
Washington, D.C. 20036
(202) 419-8429

1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

Direct Dial: (202) 419-8416

March 1, 2011

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:                 Nationwide Mutual Funds (the “Registrant”)
SEC File Nos. 333-40455 and 811-08495
Rule 497(j) filing______________________________

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectuses for each of the following funds:

Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund

Nationwide International Index Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Mid Cap Market Index Fund
Nationwide Money Market Fund
Nationwide Retirement Income Fund
Nationwide S&P 500 Index Fund
Nationwide Short Duration Bond Fund
Nationwide Small Cap Index Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 109/110 to the Registration Statement of Nationwide Mutual Funds that has been filed electronically.  Also, the Statements of Additional Information relating to the above-referenced funds, in addition to the following funds:

Nationwide Alternatives Allocation Fund
Nationwide Fund
Nationwide Growth Fund
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

Post-Effective Amendment Nos. 109/110 became effective with the Securities and Exchange Commission on March 1, 2011.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8416.

Very truly yours,

/s/Cillian M. Lynch
Cillian M. Lynch